Loss per share - Reconciliation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss for the year	¥ (220,288)	$ (33,762)	¥ (510,387)	¥ 104,026
Net loss attributable to noncontrolling interests	¥ 1,087	$ 167
Accretion to preferred share redemption value			(116,308)	(248,186)
Deemed dividend to preferred shareholder			(642,174)
Numerator for basic and diluted net loss per share calculation			¥ (1,268,869)	¥ (144,160)
Denominator:
Weighted average number of ordinary shares | shares	1,993,326,758	1,993,326,758	1,087,910,999	945,712,030
Net loss per ordinary share:
- Basic and diluted (in dollars per share) | (per share)	¥ (0.11)	$ (0.02)	¥ (1.17)	¥ (0.15)
Class A ordinary shares
Numerator:
Net loss for the year	¥ (221,375)
Net loss attributable to noncontrolling interests	1,087
Numerator for basic and diluted net loss per share calculation	¥ (220,288)
Denominator:
Weighted average number of ordinary shares | shares	1,993,326,758	1,993,326,758
Net loss per ordinary share:
- Basic and diluted (in dollars per share) | ¥ / shares	¥ (0.11)